Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Components of Income Tax Expense (Benefit) [text block table]
in € m.	2017	2016	2015
Current tax expense (benefit):
Tax expense (benefit) for current year	874	881	1,385
Adjustments for prior years	(145)	(23)	277
Total current tax expense (benefit)	729	858	1,662
Deferred tax expense (benefit):
Origination and reversal of temporary difference, unused tax losses and tax credits	(113)	(276)	(378)
Effect of changes in tax law and/or tax rate	1,437	(3)	140
Adjustments for prior years	(90)	(33)	(749)
Total deferred tax expense (benefit)	1,234	(312)	(987)
Total income tax expense (benefit)	1,963	546	675

Analysis of the Difference between the Amount (Expected Tax Expense at Domestic Income Tax Rate vs. Actual Income Tax Expense) [text block table]

Difference between applying German statutory (domestic) income tax rate and actual income tax expense/(benefit)

in € m.	2017	2016	2015
Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3% for 2016 and 31% for 2015)	384	(254)	(1,890)
Foreign rate differential	(37)	(38)	(157)
Tax-exempt gains on securities and other income	(431)	(599)	(345)
Loss (income) on equity method investments	(21)	(19)	(21)
Nondeductible expenses	540	1,074	1,288
Impairments of goodwill	0	250	1,407
Changes in recognition and measurement of deferred tax assets[1]	159	(45)	184
Effect of changes in tax law and/or tax rate	1,437	(3)	140
Effect related to share-based payments	14	66	(5)
Effect of policyholder tax	0	23	0
Other[1]	(82)	91	74
Actual income tax expense (benefit)	1,963	546	675

[1] Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items “Changes in recognition and measurement of deferred tax assets” and “Other”.

Income Tax Charged or Credited to Equity [text block table]

Income taxes charged or credited to equity (other comprehensive income/additional paid in capital)

in € m.	2017	2016	2015
Actuarial gains/losses related to defined benefit plans	(23)	344	(213)
Financial assets available for sale:
Unrealized net gains/losses arising during the period	4	20	104
Net gains/losses reclassified to profit or loss	99	81	10
Derivatives hedging variability of cash flows:
Unrealized net gains/losses arising during the period	4	(14)	3
Net gains/losses reclassified to profit or loss	42	1	(6)
Other equity movement:
Unrealized net gains/losses arising during the period	2	(71)	(90)
Net gains/losses reclassified to profit or loss	(5)	100	(2)
Income taxes (charged) credited to other comprehensive income	123	461	(194)
Other income taxes (charged) credited to equity	73	93	72

Major Components of Gross Deferred Income Tax Assets and Liabilities [text block table]

Major components of the Group’s gross deferred tax assets and liabilities

in € m.	Dec 31, 2017	Dec 31, 2016
Deferred tax assets:
Unused tax losses	2,985	3,931
Unused tax credits	387	358
Deductible temporary differences:
Trading activities	6,725	7,248
Property and equipment	239	458
Other assets	1,391	1,606
Securities valuation	44	80
Allowance for loan losses	816	1,039
Other provisions	899	1,079
Other liabilities	1,246	1,353
Total deferred tax assets pre offsetting	14,732	17,152
Deferred tax liabilities:
Taxable temporary differences:
Trading activities	6,618	7,128
Property and equipment	45	57
Other assets	574	560
Securities valuation	297	381
Allowance for loan losses	24	29
Other provisions	377	355
Other liabilities	344	462
Total deferred tax liabilities pre offsetting	8,279	8,972

After Offsetting, Deferred Tax Assets and Liabilities [text block table]

Deferred tax assets and liabilities, after offsetting

in € m.	Dec 31, 2017	Dec 31, 2016
Presented as deferred tax assets	6,799	8,666
Presented as deferred tax liabilities	346	486
Net deferred tax assets	6,453	8,180

Items where no Deferred Tax Assets were recognized [text block table]

Items for which no deferred tax assets were recognized

in € m.	Dec 31, 2017 [1]	Dec 31, 2016 [1]
Deductible temporary differences	(34)	1
Not expiring	(4,875)	(4,368)
Expiring in subsequent period	(19)	(189)
Expiring after subsequent period	(450)	(746)
Unused tax losses	(5,344)	(5,303)
Expiring after subsequent period	(11)	(13)
Unused tax credits	(12)	(14)

[1]Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes.